Cover	Jul. 20, 2021	Aug. 10, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2021
Entity Registrant Name		ORRSTOWN FINANCIAL SERVICES, INC.
Entity Incorporation, State or Country Code		PA
Entity File Number		001-34292
Entity Tax Identification Number		23-2530374
Entity Address, Address Line One		77 East King Street,
Entity Address, Address Line Two		P. O. Box 250
Entity Address, City or Town		Shippensburg,
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		17257
City Area Code		(717)
Local Phone Number		532-6114
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		ORRF
Security Exchange Name		NASDAQ
Entity Central Index Key	0000826154
Amendment Flag	false